GENERAL (Narrative) (Details)	9 Months Ended
Sep. 30, 2026 Number_Of_Segments
Subsidiary or Equity Method Investee [Line Items]
Number of reportable segments	4
TAT-Engineering [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of ownership held	51.00%